SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the partnership’s wholly-owned subsidiaries as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2022	2021	2022	2021
Business services
Real estate services	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest(1)		Economic interest
			2022	2021	2022	2021
Business services
Road fuels	Greenergy Fuels Holding Limited	England	88%	89%	18%	18%
Healthcare services	Healthscope Limited	Australia	100%	100%	28%	28%
Fleet management services	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Car rental services(2)	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Non-bank financial services	IndoStar Capital Finance Limited	India	56%	57%	20%	20%
Technology services	Everise Holdings Pte Ltd.	Singapore	84%	100%	28%	36%
Residential mortgage lender(2)	La Trobe Financial Services Pty Limited	Australia	100%	—%	40%	—%
Dealer software and technology services(2)(3)	CDK Global, Inc.	United States	100%	—%	29%	—%
Payment processing services(2)	Magnati - Sole Proprietorship LLC	United Arab Emirates	60%	—%	22%	—%
Infrastructure services
Nuclear technology services	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure L.P.	United States	99%	99%	43%	43%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	36%
Lottery services	Scientific Games Corporation	United States	100%	—%	36%	—%
Industrials
Water and wastewater	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Aldo Componentes Eletrônicos LTDA	Brazil	100%	100%	35%	35%
Engineered components manufacturing(2)	DexKo Global Inc.	United States	100%	100%	34%	35%
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(1)The partnership has entered into voting arrangements that provide the partnership with the ability to direct the relevant activities of the investee. The partnership controls these investees given that the partnership is exposed, or has rights, to variable returns from its involvement with the investees and has the ability to affect those returns through its power over the investees. The partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where the partnership’s voting interest differs from the ownership interest in an investee. The following were considered to determine whether the partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 3 for additional information.
(3)The partnership’s economic interest after finalization of syndications to institutional partners is expected to be approximately 20%.
The following tables present the gross assets and liabilities as at December 31, 2022 and 2021 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2022, 2021 and 2020 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,829	$28,956	$7,128	$18,896	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	3,739	18,360	4,277	14,031	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	5,439	20,773	3,540	17,385	14,448	202	76	112	(44)	3,642
Total	$15,007	$68,089	$14,945	$50,312	$53,396	$369	$(140)	$154	$(2,249)	$12,106

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	4,399	(281)	(120)	(161)	(249)	355
Industrials	10,652	3	(360)	144	(324)	2,746
Total	$33,635	$181	$(63)	$333	$(1,223)	$7,070
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$5,990	$3,257
Infrastructure services	2,474	1,296
Industrials	3,642	3,513
Total non-controlling interests in material non-wholly owned subsidiaries	$12,106	$8,066
Total individually immaterial non-controlling interests balance	729	656
Total non-controlling interests	$12,835	$8,722

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 30 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2021	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Additions (cash and non-cash)	—	181	799	208	57	174	1,419
Dispositions (1)	(44)	(99)	(838)	(61)	(46)	(85)	(1,173)
Acquisitions through business combinations (2)	105	157	1,862	—	28	366	2,518
Transfers and assets reclassified as held for sale (3)	(36)	11	(39)	(121)	4	42	(139)
Foreign currency translation and other (4)	(15)	(154)	(170)	—	51	1	(287)
Balance at December 31, 2021	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342
Additions (cash and non-cash)	2	257	1,389	120	66	276	2,110
Dispositions	(10)	(24)	(304)	—	(9)	(119)	(466)
Acquisitions through business combinations (2)	23	66	982	—	39	131	1,241
Transfers and assets reclassified as held for sale (3)	(36)	19	(78)	(182)	—	(10)	(287)
Foreign currency translation and other (4)	(5)	(413)	(293)	—	(122)	(127)	(960)
Balances at December 31, 2022	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980

Accumulated depreciation and impairment
Balance at January 1, 2021	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Depreciation/depletion/impairment expense	—	(206)	(711)	(431)	(69)	(263)	(1,680)
Dispositions (1)	—	26	399	46	29	53	553
Transfers and assets reclassified as held for sale (3)	—	(23)	24	106	—	(4)	103
Foreign currency translation and other	—	(41)	68	—	(13)	15	29
Balances at December 31, 2021	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Depreciation/depletion/impairment expense	—	(147)	(945)	(277)	81	(338)	(1,626)
Dispositions	—	21	129	—	7	88	245
Transfers and assets reclassified as held for sale (2)	—	—	32	116	—	1	149
Foreign currency translation and other	—	20	54	—	51	37	162
Balance at December 31, 2022	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Net book value
December 31, 2021	$392	$3,930	$5,541	$2,858	$1,053	$1,551	$15,325
December 31, 2022	$366	$3,729	$6,507	$2,635	$1,166	$1,490	$15,893
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(1)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
(2)See Note 3 for additional information.
(3)See Note 9 for additional information.
(4)Includes a decrease of $194 million (2021: increase of $11 million) in capitalized costs associated with decommissioning certain assets primarily at the partnership’s nuclear technology services operations as a result of updates to the discount rate used.
During the year ended December 31, 2022, the partnership recorded $223 million of impairment reversals primarily related to the partnership’s natural gas production operations as a result of a change in estimate of future natural gas prices and $86 million of impairment expense primarily related to machinery and equipment at the partnerships’ road fuels operations.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2022 and the depreciation/impairment expense of right-of-use assets by class of underlying asset for the year ended December 31, 2022 are outlined below:

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$107	$866	$467	$—	$50	$1,490
Depreciation/impairment expense	(12)	(160)	(132)	(12)	(22)	(338)
Lessor
Assets subject to operating leases	1	25	2,198	2,329	—	4,553

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$113	$809	$565	$11	$53	$1,551
Depreciation/impairment expense	—	(150)	(88)	(12)	(13)	(263)
Lessor
Assets subject to operating leases	1	20	2,095	2,437	—	4,553

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand and trademarks	Up to 40 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Proprietary technology	Up to 20 years

Classification and measurement of financial assets and liabilities
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
____________________________________
(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.